UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23893)

SP Funds Trust
(Exact name of registrant as specified in charter)

1331 S. International Parkway, Suite 2291
Lake Mary, FL 32746
(Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

With a Copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

(321) 275-5125

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Updated June 27, 2024

Item 1. Reports to Stockholders.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2030 Target Date Fund Ticker: SPTAX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTAX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Investor Shares	$42	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$4,094
Number of Holdings	6
Total Advisory Fee	$8,923
Portfolio Turnover	4%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	48.6%
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.1%
SP Funds S&P Global REIT Sharia ETF	9.6%
SP Funds S&P Global Technology ETF	7.6%
SP Funds S&P World (ex-US) ETF	7.4%
SPDR Gold Shares	2.6%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTAX.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2030 Target Date Fund Ticker: SPTMX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTMX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Institutional Shares	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$4,094
Number of Holdings	6
Total Advisory Fee	$8,923
Portfolio Turnover	4%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	48.6%
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.1%
SP Funds S&P Global REIT Sharia ETF	9.6%
SP Funds S&P Global Technology ETF	7.6%
SP Funds S&P World (ex-US) ETF	7.4%
SPDR Gold Shares	2.6%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTMX.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2040 Target Date Fund Ticker: SPTBX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTBX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Investor Shares	$41	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,925
Number of Holdings	5
Total Advisory Fee	$3,776
Portfolio Turnover	1%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.1%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.6%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTBX.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2040 Target Date Fund Ticker: SPTNX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTNX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Institutional Shares	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,925
Number of Holdings	5
Total Advisory Fee	$3,776
Portfolio Turnover	1%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.1%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.6%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTNX.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2050 Target Date Fund Ticker: SPTCX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTCX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Investor Shares	$41	0.85%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,565
Number of Holdings	5
Total Advisory Fee	$2,770
Portfolio Turnover	65%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.7%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTCX.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds 2050 Target Date Fund Ticker: SPTOX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTOX. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Institutional Shares	$21	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$1,565
Number of Holdings	5
Total Advisory Fee	$2,770
Portfolio Turnover	65%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2%
SP Funds S&P Global Technology ETF	33.0%
SP Funds S&P World (ex-US) ETF	19.7%
SP Funds Dow Jones Global Sukuk ETF	4.9%
SP Funds S&P Global REIT Sharia ETF	4.8%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTOX.

SP Funds S&P Global Technology ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds S&P Global Technology ETF Ticker: SPTE (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPTE. You can also request this information by contacting us at (425) 409-9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$27	0.55%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$49,526
Number of Holdings	94
Total Advisory Fee	$126,941
Portfolio Turnover	16%

Sector Breakdown
(% of Total Net Assets)

Geographic Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.0%
NVIDIA Corp.	9.4%
SAP SE	6.9%
ASML Holding NV	4.7%
Broadcom, Inc.	3.9%
MediaTek, Inc.	3.7%
Xiaomi Corp.	2.5%
Keyence Corp.	1.9%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPTE.

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2025 SP Funds S&P World (ex-US) ETF Ticker: SPWO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.sp-funds.com/SPWO. You can also request this information by contacting us at (425) 409-9500 or by writing the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$27	0.55%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2025)

Fund Size (Thousands)	$46,432
Number of Holdings	380
Total Advisory Fee	$94,791
Portfolio Turnover	21%

Sector Breakdown
(% of Total Net Assets)

Geographic Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.2%
Alibaba Group Holding Ltd.	4.6%
SAP SE	2.1%
Xiaomi Corp. - Class B	2.1%
Nestle SA	1.9%
ASML Holding NV	1.8%
Meituan	1.7%
Roche Holding AG	1.6%
Novartis AG	1.5%
AstraZeneca PLC	1.5%

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/SPWO.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SP Funds 2030 Target Date Fund

Investor Class Ticker: SPTAX

Institutional Class Ticker: SPTMX

SP Funds 2040 Target Date Fund

Investor Class Ticker: SPTBX

Institutional Class Ticker: SPTNX

SP Funds 2050 Target Date Fund

Investor Class Ticker: SPTCX

Institutional Class Ticker: SPTOX

SP Funds S&P Global Technology ETF

Ticker: SPTE

SP Funds World ex-US ETF

Ticker: SPWO

Semi-Annual Financial Statements

April 30, 2025

SP Funds 2030 Target Date Fund

Schedule of Investments

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.9%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)(b)	109,868	$1,989,709
SP Funds S&P 500 Sharia Industry Exclusions ETF (b)	22,390	865,374
SP Funds S&P Global REIT Sharia ETF (b)	20,732	392,457
SP Funds S&P Global Technology ETF (b)	11,934	309,329
SP Funds S&P World (ex-US) ETF (b)	13,730	303,723
SPDR Gold Shares ETF (c)	351	106,623
TOTAL EXCHANGE TRADED FUNDS (Cost $4,085,004)		3,967,215

TOTAL INVESTMENTS - 96.9% (Cost $4,085,004)		3,967,215
Other Assets in Excess of Liabilities - 3.1%		127,242
TOTAL NET ASSETS - 100.0%		$4,094,457

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated company as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

SP Funds 2040 Target Date Fund

Schedule of Investments

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.4%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	5,225	$94,625
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	16,990	656,663
SP Funds S&P Global REIT Sharia ETF (a)	4,832	91,470
SP Funds S&P Global Technology ETF (a)(b)	24,478	634,470
SP Funds S&P World (ex-US) ETF (a)	17,067	377,541
TOTAL EXCHANGE TRADED FUNDS (Cost $1,944,651)		1,854,769

TOTAL INVESTMENTS - 96.4% (Cost $1,944,651)		1,854,769
Other Assets in Excess of Liabilities - 3.6%		70,215
TOTAL NET ASSETS - 100.0%		$1,924,984

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated company as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds 2050 Target Date Fund

Schedule of Investments

April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 96.6%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	4,260	$77,149
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	13,851	535,341
SP Funds S&P Global REIT Sharia ETF (a)	3,939	74,565
SP Funds S&P Global Technology ETF (a)(b)	19,956	517,260
SP Funds S&P World (ex-US) ETF (a)	13,914	307,793
TOTAL EXCHANGE TRADED FUNDS (Cost $1,646,465)		1,512,108
TOTAL INVESTMENTS - 96.6% (Cost $1,646,465)		1,512,108
Other Assets in Excess of Liabilities - 3.4%		53,417
TOTAL NET ASSETS - 100.0%		$1,565,525

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated company as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global Technology ETF

Schedule of Investments

April 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Computers - 16.6%
Accenture PLC - Class A	1,456	$435,562
Apple, Inc.	24,713	5,251,512
Capgemini SE - ADR	8,030	255,515
CGI, Inc. - Class A	1,921	203,295
Cognizant Technology Solutions Corp. - Class A	1,294	95,200
Crowdstrike Holdings, Inc. - Class A (a)	565	242,311
EPAM Systems, Inc. (a)	158	24,792
Fortinet, Inc. (a)	1,532	158,960
Fujitsu Ltd. - ADR	18,806	417,681
Gartner, Inc. (a)	176	74,110
HP, Inc.	2,136	54,617
Logitech International SA	1,525	115,134
NetApp, Inc.	553	49,632
Nomura Research Institute Ltd. - ADR	4,566	171,545
Obic Co. Ltd.	3,203	112,074
Quanta Computer, Inc.	72,410	539,968
Super Micro Computer, Inc. (a)	1,130	36,002
		8,237,910

Electrical Components & Equipment - 1.0%
Delta Electronics, Inc.	50,046	521,850

Electronics - 1.7%
Halma PLC - ADR	1,960	147,863
Jabil, Inc.	265	38,838
Kyocera Corp. - ADR	14,101	167,026
Murata Manufacturing Co. Ltd. - ADR	38,316	270,128
SCREEN Holdings Co. Ltd.	980	65,022
TE Connectivity PLC	735	107,589
Trimble, Inc. (a)	494	30,697
		827,163

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	254	31,958

Healthcare-Products - 0.5%
FUJIFILM Holdings Corp. - ADR	25,482	261,191

Internet - 1.0%
CDW Corp.	287	46,081
F5, Inc. (a)	158	41,829
GoDaddy, Inc. - Class A (a)	333	62,714
Palo Alto Networks, Inc. (a)	1,527	285,442
VeriSign, Inc. (a)	189	53,320
		489,386

Machinery-Diversified - 2.4%
Hexagon AB - ADR	22,033	211,958
Keyence Corp.	2,250	943,915
Omron Corp. - ADR	1,903	56,652
		1,212,525

Office-Business Equipment - 0.7%
Canon, Inc. - ADR	10,110	310,579
Zebra Technologies Corp. - Class A (a)	86	21,528
		332,107

Semiconductors - 44.5%(b)
Advanced Micro Devices, Inc. (a)	3,820	371,877
Advantest Corp. - ADR	7,947	331,946
Analog Devices, Inc.	1,120	218,310
Applied Materials, Inc.	1,944	292,980
ASM International NV	451	218,041
ASML Holding NV	3,497	2,315,565
BE Semiconductor Industries NV	722	77,346
Broadcom, Inc.	10,130	1,949,721
Disco Corp. - ADR	9,648	186,689
Infineon Technologies AG - ADR	14,329	472,427
KLA Corp.	299	210,104
Lam Research Corp.	2,898	207,700
Lasertec Corp. - ADR	4,609	85,866
MediaTek, Inc.	43,675	1,843,519
Microchip Technology, Inc.	1,346	62,024
Micron Technology, Inc.	2,596	199,762
Monolithic Power Systems, Inc.	97	57,531
NVIDIA Corp.	42,909	4,673,648
NXP Semiconductors NV	640	117,958
ON Semiconductor Corp. (a)	957	37,993
QUALCOMM, Inc.	2,591	384,660
Skyworks Solutions, Inc.	396	25,455
STMicroelectronics NV	6,474	145,832
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	35,506	5,918,495
Teradyne, Inc.	319	23,673
Texas Instruments, Inc.	2,120	339,306
Tokyo Electron Ltd. - ADR	10,728	803,527
United Microelectronics Corp. - ADR	63,394	446,294
		22,018,249

Software - 26.0%(b)
Adobe, Inc. (a)	982	368,230
Akamai Technologies, Inc. (a)	395	31,829
ANSYS, Inc. (a)	238	76,607
Autodesk, Inc. (a)	494	135,480
Cadence Design Systems, Inc. (a)	643	191,447
Constellation Software, Inc.	223	802,101
Dassault Systemes SE - ADR	6,730	252,240
Fair Isaac Corp. (a)	54	107,443
Microsoft Corp.	12,563	4,965,651
Oracle Corp.	3,663	515,457
PTC, Inc. (a)	316	48,971
Roper Technologies, Inc.	256	143,381
Sage Group PLC - ADR	2,725	180,286
Salesforce, Inc.	2,161	580,682
SAP SE - ADR	11,718	3,423,882
ServiceNow, Inc. (a)	455	434,530
Synopsys, Inc. (a)	347	159,277
Temenos AG - ADR	632	45,251
Tyler Technologies, Inc. (a)	92	49,984
WiseTech Global Ltd.	1,708	96,740
Workday, Inc. - Class A (a)	485	118,825
Xero Ltd. (a)	1,304	136,994

		12,865,288
Telecommunications - 5.2%
Arista Networks, Inc. (a)	2,362	194,322
Cisco Systems, Inc.	8,993	519,166
Corning, Inc.	1,844	81,837
Juniper Networks, Inc.	948	34,431
Nokia Oyj - ADR	56,409	281,481
Telefonaktiebolaget LM Ericsson - ADR	33,169	273,312
Xiaomi Corp. - ADR (a)	38,184	1,218,833
		2,603,382
TOTAL COMMON STOCKS (Cost $44,896,463)		49,401,009

TOTAL INVESTMENTS - 99.7% (Cost $44,896,463)		49,401,009
Other Assets in Excess of Liabilities - 0.3%		124,657
TOTAL NET ASSETS - 100.0%		$49,525,666

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG – Aktiengesellschaft

NV - Naamloze Vennootschap

OYJ - Julkinen Asakeyhtio

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P World (ex-US) ETF

Schedule of Investments

April 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Agriculture - 0.1%
IOI Corp. Bhd	18,747	$15,902
Kuala Lumpur Kepong Bhd	3,434	15,614
		31,516

Airlines - 0.1%
Ryanair Holdings PLC - ADR	766	36,661

Apparel - 1.2%
adidas AG - ADR	1,118	127,955
Asics Corp. - ADR	2,696	58,045
Eclat Textile Co. Ltd.	1,334	17,268
Feng TAY Enterprise Co. Ltd.	3,501	12,315
Hermes International SCA - ADR	1,100	301,323
Shenzhou International Group Holdings Ltd. - ADR	7,991	54,458
		571,364

Auto Manufacturers - 2.8%
BYD Co. Ltd. - ADR	5,435	517,032
BYD Co. Ltd. - Class A	1,100	53,478
Ferrari NV	393	179,412
Geely Automobile Holdings Ltd. - ADR	2,391	100,056
Great Wall Motor Co. Ltd. - ADR	1,859	26,630
Kia Corp.	787	50,049
Li Auto, Inc. - Class A (a)	11,536	141,695
Subaru Corp. - ADR	3,141	28,458
Suzuki Motor Corp. - ADR	1,578	75,637
XPeng, Inc. - Class A (a)	11,964	112,393
		1,284,840

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	3,799	79,323
Contemporary Amperex Technology Co. Ltd. - Class A	3,100	98,812
Denso Corp. - ADR	6,827	88,068
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	3,991	28,229
Hyundai Mobis Co. Ltd.	193	36,319
LG Energy Solution Ltd. (a)	172	39,264
Samsung SDI Co. Ltd.	180	22,287
		392,302

Banks - 1.6%
Abu Dhabi Islamic Bank PJSC	10,937	54,491
Al Rajhi Bank	17,169	445,829
Alinma Bank	10,543	81,513
Bank AlBilad	6,321	48,702
Computershare Ltd. - ADR	1,994	52,402
Dubai Islamic Bank PJSC	25,372	52,222
		735,159

Beverages - 0.4%
Arca Continental SAB de CV	4,236	44,693
Coca-Cola Femsa SAB de CV - ADR	527	49,606
Nongfu Spring Co. Ltd. - Class H (b)	18,120	83,652
		177,951

Biotechnology - 1.1%
Akeso, Inc. (a)(b)	5,407	60,138
BeiGene Ltd. - ADR (a)	529	137,439
CSL Ltd. - ADR	3,141	252,411
Samsung Biologics Co. Ltd. (a)(b)	58	42,924
		492,912

Building Materials - 0.7%
Anhui Conch Cement Co. Ltd. - ADR	1,657	23,132
Geberit AG - ADR	1,156	80,850
James Hardie Industries PLC - ADR (a)	1,032	24,500
Kingspan Group PLC - ADR	376	31,762
Nibe Industrier AB - Class B (a)	3,795	16,046
Sika AG - ADR	5,245	131,125
Svenska Cellulosa AB SCA - Class B	1,488	19,331
		326,746

Chemicals - 3.1%
Air Liquide SA - ADR	9,453	386,911
Chandra Asri Pacific Tbk PT	122,491	58,109
Croda International PLC - ADR	544	10,761
Formosa Plastics Corp.	41,806	44,442
Givaudan SA - ADR	1,350	129,911
Nippon Paint Holdings Co. Ltd.	2,665	20,272
Nitto Denko Corp. - ADR	2,539	44,509
Novonesis (Novozymes) B - ADR	1,228	79,709
Petronas Chemicals Group Bhd	19,273	16,392
SABIC Agri-Nutrients Co.	2,003	52,706
Sahara International Petrochemical Co.	3,637	18,423
Saudi Arabian Mining Co. (a)	10,800	147,133
Saudi Basic Industries Corp.	7,747	125,988
Shin-Etsu Chemical Co. Ltd. - ADR	13,239	201,365
Sociedad Quimica y Minera de Chile SA - ADR	1,288	44,050
Symrise AG - ADR	1,935	55,515
Yanbu National Petrochemical Co.	2,683	22,854
		1,459,050

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	7,996	119,700
China Shenhua Energy Co. Ltd. - Class A	4,200	22,149
		141,849

Commercial Services - 2.7%
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	25,800	20,639
Brambles Ltd. - ADR	2,405	63,396
Dai Nippon Printing Co. Ltd. - ADR	2,090	14,484
Experian PLC - ADR	3,115	154,846
Intertek Group PLC - ADR	525	32,214
New Oriental Education & Technology Group, Inc. - ADR	1,201	58,669
Recruit Holdings Co. Ltd. - ADR	27,133	302,533
RELX PLC - ADR	6,070	331,604
Secom Co. Ltd. - ADR	5,475	49,987
SGS SA - ADR	5,403	52,517
TOPPAN Holdings, Inc. - ADR	2,099	29,911
Wolters Kluwer NV - ADR	735	131,219
		1,242,019

Computers - 3.4%
Acer, Inc.	20,055	21,884
Advantech Co. Ltd.	4,310	45,414

Asia Vital Components Co. Ltd.	2,139	31,032
Asustek Computer, Inc.	6,332	114,828
Capgemini SE - ADR	2,668	84,896
CGI, Inc.	708	74,926
Chicony Electronics Co. Ltd.	4,399	21,181
Elm Co.	223	61,521
Fujitsu Ltd. - ADR	5,836	129,618
Gigabyte Technology Co. Ltd.	3,482	24,877
Infosys Ltd. - ADR	31,476	553,978
Innolux Corp.	52,572	22,519
LG Corp.	139	6,512
Nomura Research Institute Ltd. - ADR	1,566	58,835
Obic Co. Ltd.	905	31,666
Quanta Computer, Inc.	24,903	185,704
Wipro Ltd. - ADR	24,615	70,399
Wiwynn Corp.	1,009	60,257
		1,600,047

Cosmetics/Personal Care - 2.6%
Beiersdorf AG - ADR	1,402	39,354
Essity AB - Class B	2,033	58,683
Haleon PLC - ADR	13,865	140,730
Kao Corp. - ADR	6,942	58,938
L’Oreal SA - ADR	3,753	329,513
Shiseido Co. Ltd. - ADR	1,240	20,299
Unicharm Corp. - ADR	6,450	30,508
Unilever PLC - ADR	8,038	510,815
		1,188,840

Distribution/Wholesale - 0.4%
AddTech AB - Class B	592	19,924
Pop Mart International Group Ltd. (b)	5,598	139,901
Toromont Industries Ltd.	183	15,453
		175,278

Electric - 0.5%
ACWA Power Co.	1,824	156,583
Dubai Electricity & Water Authority PJSC	78,841	57,526
Origin Energy Ltd.	5,608	38,179
		252,288

Electrical Components & Equipment - 1.5%
Delta Electronics, Inc.	16,985	177,110
Ecopro BM Co. Ltd. (a)	79	5,641
Fortune Electric Co. Ltd.	1,322	17,402
Legrand SA - ADR	4,168	91,779
Schneider Electric SE - ADR	8,839	408,980
		700,912

Electronics - 2.7%
ABB Ltd.	5,242	275,512
Assa Abloy AB - ADR	6,507	97,605
BYD Electronic International Co Ltd.	6,614	27,549
Chroma ATE, Inc.	2,625	24,007
Delta Electronics Thailand PCL	41,885	122,878
E Ink Holdings, Inc.	8,106	56,265
Foxconn Industrial Internet Co. Ltd. - Class A	7,800	19,396
Halma PLC	918	33,793
Hoya Corp. - ADR	1,068	124,913
Jentech Precision Industrial Co. Ltd.	570	17,822

Kyocera Corp. - ADR	4,935	58,455
Lotes Co. Ltd.	600	23,450
Luxshare Precision Industry Co. Ltd. - Class A	3,700	15,716
Micro-Star International Co. Ltd.	4,664	20,343
Murata Manufacturing Co. Ltd. - ADR	11,454	80,751
NIDEC Corp. - ADR	14,659	63,913
Pegatron Corp.	17,956	45,363
Samsung Electro-Mechanics Co. Ltd.	205	16,974
SCREEN Holdings Co. Ltd.	228	15,128
Shimadzu Corp.	688	17,692
Silergy Corp.	2,237	27,977
Unimicron Technology Corp.	8,427	24,741
Voltronic Power Technology Corp.	462	21,668
		1,231,911

Energy-Alternate Sources - 0.1%
Vestas Wind Systems A/S - ADR	8,429	36,751

Engineering & Construction - 0.6%
Airports of Thailand PCL	40,679	46,579
Grupo Aeroportuario del Pacifico SAB de CV - ADR	355	72,956
Grupo Aeroportuario del Sureste SAB de CV - ADR	129	40,834
Samsung C&T Corp.	267	22,990
Stantec, Inc.	268	23,476
WSP Global, Inc.	471	83,323
		290,158

Environmental Control - 0.4%
Waste Connections, Inc.	844	166,362

Food - 3.0%
Ajinomoto Co., Inc. - ADR	3,084	62,914
Almarai Co. JSC	3,530	49,690
Bid Corp Ltd.	2,772	69,649
BIM Birlesik Magazalar AS	3,826	44,866
Chocoladefabriken Lindt & Spruengli AG	3	43,955
Kerry Group PLC - ADR	525	55,493
Mowi ASA - ADR	1,007	18,418
Nestle SA - ADR	8,451	900,792
Nissin Foods Holdings Co. Ltd.	603	13,312
Orkla ASA - ADR	1,657	18,542
Savola Group (a)	1,694	14,136
SD Guthrie Bhd	24,386	26,844
Sumber Alfaria Trijaya Tbk PT	97,167	12,643
Want Want China Holdings Ltd.	36,756	24,126
Yakult Honsha Co. Ltd.	1,071	22,018
		1,377,398

Food Service - 0.4%
Compass Group PLC - ADR	5,460	183,347

Forest Products & Paper - 0.1%
Mondi PLC - ADR	759	22,748
UPM-Kymmene Oyj - ADR	1,739	45,909
		68,657

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	401	17,775
Makita Corp. - ADR	904	26,632
Schindler Holding AG	122	44,658

Techtronic Industries Co. Ltd. - ADR	939	47,213
		136,278

Healthcare-Products - 2.2%
Alcon AG	1,633	158,302
Cochlear Ltd. - ADR	345	29,970
Coloplast A/S - ADR	3,795	42,808
EssilorLuxottica SA - ADR	1,880	274,405
Fisher & Paykel Healthcare Corp Ltd.	1,443	29,116
FUJIFILM Holdings Corp. - ADR	8,083	82,851
Olympus Corp.	3,865	50,548
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	900	27,220
Siemens Healthineers AG - ADR	2,159	57,904
Smith & Nephew PLC - ADR	1,583	44,356
Sonova Holding AG - ADR	884	54,180
Straumann Holding AG - ADR	4,223	51,183
Sysmex Corp. - ADR	1,588	29,314
Terumo Corp. - ADR	4,807	92,198
		1,024,355

Healthcare-Services - 1.1%
Bangkok Dusit Medical Services PCL	31,148	22,378
Bumrungrad Hospital PCL	3,915	19,338
Dr Sulaiman Al Habib Medical Services Group Co.	871	66,505
ICON PLC (a)	211	31,954
IHH Healthcare Bhd	33,356	53,493
Lonza Group AG - ADR	2,270	162,214
Mouwasat Medical Services Co.	964	18,633
Sonic Healthcare Ltd. - ADR	1,638	27,355
Wuxi Biologics Cayman, Inc. - ADR (a)	16,235	92,864
		494,734

Home Builders - 0.1%
Sekisui Chemical Co. Ltd.	1,415	24,691
Taylor Wimpey PLC - ADR	796	12,592
		37,283

Home Furnishings - 0.4%
Haier Smart Home Co. Ltd. - ADR	5,281	60,784
Lite-On Technology Corp.	19,320	57,991
Midea Group Co. Ltd. - Class A	4,906	49,730
		168,505

Household Products/Wares - 0.3%
Henkel AG & Co. KGaA - ADR	1,358	23,901
Reckitt Benckiser Group Plc - ADR	10,710	138,266
		162,167

Insurance - 0.1%
Co. for Cooperative Insurance	697	25,792

Internet - 4.8%
Allegro.eu SA (a)(b)	4,727	41,413
Auto Trader Group PLC - ADR	11,935	33,060
CAR Group Ltd.	866	18,457
Coupang, Inc. (a)	4,462	104,277
JD.com, Inc. - ADR	12,816	418,058
Kanzhun Ltd. - ADR (a)	2,936	44,921
MakeMyTrip Ltd. (a)	556	58,280
Meituan - ADR (a)	23,930	793,758

PDD Holdings, Inc. - ADR (a)	6,326	667,836
Trend Micro, Inc. - ADR	330	23,199
Vipshop Holdings Ltd. - ADR	3,173	43,216
		2,246,475

Iron/Steel - 0.8%
BlueScope Steel Ltd.	1,123	17,152
Fortescue Ltd. - ADR	2,481	51,208
Vale SA - ADR	31,185	290,332
		358,692

Leisure Time - 0.3%
Amadeus IT Group SA - ADR	1,472	116,126
Shimano, Inc. - ADR	2,744	38,444
		154,570

Lodging - 0.1%
H World Group Ltd. - ADR	1,525	52,216

Machinery-Construction & Mining - 1.6%
Epiroc AB - ADR (a)	1,903	40,819
Hitachi Ltd. - ADR	14,541	360,326
Metso Oyj	2,226	24,186
Mitsubishi Electric Corp. - ADR	3,305	127,606
Sandvik AB - ADR	3,247	69,161
Siemens Energy AG - ADR (a)	1,682	129,918
		752,016

Machinery-Diversified - 1.7%
Atlas Copco AB - ADR	4,660	65,100
Atlas Copco AB - ADR	7,916	122,460
Daifuku Co. Ltd. - ADR	1,762	23,276
FANUC Corp. - ADR	6,054	77,128
Hexagon AB - ADR	6,411	61,674
Keyence Corp.	641	268,911
Kone Oyj - ADR	2,364	73,107
Omron Corp. - ADR	438	13,039
SMC Corp. - ADR	3,638	59,045
Spirax Group PLC	165	12,948
Yaskawa Electric Corp. - ADR	454	19,336
		796,024

Media - 0.3%
Informa PLC - ADR	2,376	46,484
Pearson PLC - ADR	2,165	35,182
Thomson Reuters Corp.	440	81,715
		163,381

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	1,258	24,669
Tenaris SA - ADR	738	24,568
		49,237

Mining - 4.1%
Agnico Eagle Mines Ltd.	1,638	192,142
Amman Mineral Internasional PT (a)	109,808	47,131
Antofagasta PLC	794	17,319
Barrick Mining Corp.	5,319	101,235
BHP Group Ltd. - ADR	8,319	395,568
Boliden AB - ADR	420	25,735

Cameco Corp.	1,204	54,242
Gold Fields Ltd. - ADR	8,270	186,406
Grupo Mexico SAB de CV - Class B	29,151	151,541
Impala Platinum Holdings Ltd. - ADR (a)	8,988	53,119
Ivanhoe Mines Ltd. - Class A (a)	1,646	14,586
Kinross Gold Corp.	4,186	61,670
Norsk Hydro ASA - ADR	4,496	23,514
Pan American Silver Corp.	830	20,857
Press Metal Aluminium Holdings Bhd	31,603	35,888
Rio Tinto Ltd.	1,186	88,863
Rio Tinto PLC - ADR	3,402	202,079
South32 Ltd. - ADR	2,958	25,468
Southern Copper Corp.	884	79,136
Wheaton Precious Metals Corp.	1,481	123,418
		1,899,917

Miscellaneous Manufacturing - 0.4%
Airtac International Group	942	25,919
Alfa Laval AB - ADR	767	32,287
Elite Material Co. Ltd.	2,751	47,824
Indutrade AB	612	16,548
Sunny Optical Technology Group Co. Ltd. - ADR	646	53,938
		176,516

NAICS~Management of Companies and Enterprises - 4.6%
Alibaba Group Holding Ltd. - ADR	17,811	2,127,168

Office-Business Equipment - 0.2%
Canon, Inc.	2,918	90,093

Oil & Gas - 2.2%
ADNOC Drilling Co. PJSC	27,948	37,284
ARC Resources Ltd.	1,510	27,887
Canadian Natural Resources Ltd.	6,691	191,628
Cenovus Energy, Inc.	4,297	50,489
Formosa Petrochemical Corp.	9,967	10,892
Imperial Oil Ltd.	385	25,919
Neste Oyj - ADR	2,021	10,408
PTT Exploration & Production PCL	13,674	40,729
Saudi Arabian Oil Co. (b)	50,876	343,839
Suncor Energy, Inc.	4,103	144,628
Tourmaline Oil Corp.	1,093	48,189
Turkiye Petrol Rafinerileri AS	5,776	18,728
Woodside Energy Group Ltd. - ADR	6,134	79,435
		1,030,055

Pharmaceuticals - 9.6%
Astellas Pharma, Inc. - ADR	6,373	63,156
AstraZeneca PLC - ADR	9,946	714,023
Celltrion, Inc.	466	52,878
Chugai Pharmaceutical Co. Ltd. - ADR	4,082	117,358
CSPC Pharmaceutical Group Ltd.	76,365	60,366
Daiichi Sankyo Co. Ltd. - ADR	5,949	152,592
Dr Reddy’s Laboratories Ltd. - ADR	5,572	77,562
Eisai Co. Ltd.	701	20,238
GSK PLC - ADR	6,697	266,875
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	3,200	22,515
Merck KGaA - ADR	1,939	53,769
Novartis AG - ADR	6,313	716,462
Novo Nordisk A/S - ADR	10,186	676,860

Ono Pharmaceutical Co. Ltd. - ADR	3,632	13,838
Otsuka Holdings Co. Ltd. - ADR	3,368	81,842
Roche Holding AG	68	23,799
Roche Holding AG - ADR	17,976	732,882
Sandoz Group AG - ADR	1,439	62,424
Sanofi SA - ADR	7,236	397,618
Shionogi & Co. Ltd. - ADR	5,913	49,255
Sino Biopharmaceutical Ltd.	93,638	47,213
UCB SA - ADR	783	71,887
		4,475,412

Pipelines - 0.2%
Adnoc Gas PLC	61,844	53,374
Petronas Gas Bhd	6,447	26,147
		79,521

Real Estate - 0.9%
Aldar Properties PJSC	31,653	71,182
Daito Trust Construction Co. Ltd. - ADR	544	15,031
Emaar Properties PJSC	55,937	199,500
FirstService Corp.	91	15,940
KE Holdings, Inc. - ADR	6,416	130,245
		431,898

Retail - 3.5%
Abu Dhabi National Oil Co. for Distribution PJSC	27,529	25,258
ANTA Sports Products Ltd. - ADR	446	130,580
Associated British Foods PLC - ADR	1,065	29,405
Cie Financiere Richemont SA - ADR	17,604	309,478
Clicks Group Ltd. - ADR	955	41,280
Dollarama, Inc.	901	110,954
Fast Retailing Co. Ltd. - ADR	6,785	223,769
H & M Hennes & Mauritz AB - ADR	9,956	28,773
Industria de Diseno Textil SA - ADR	7,225	194,497
JD Health International, Inc. (a)(b)	10,145	48,536
JUMBO SA	1,061	33,529
Li Ning Co. Ltd. - ADR	926	43,068
MatsukiyoCocokara & Co.	1,360	25,042
Moncler SpA	659	40,482
Mr Price Group Ltd.	1,637	20,857
Nitori Holdings Co. Ltd. - ADR	2,888	34,269
Pan Pacific International Holdings Corp. - ADR	1,896	58,567
Raia Drogasil SA	10,161	35,501
Wesfarmers Ltd. - ADR	7,601	190,557
		1,624,402

Semiconductors - 20.1%
Advantest Corp. - ADR	2,408	100,582
Alchip Technologies Ltd.	693	46,044
ARM Holdings PLC - ADR (a)	420	47,901
ASM International NV	146	70,585
ASML Holding NV	1,247	825,710
ASPEED Technology, Inc.	195	18,291
Disco Corp. - ADR	3,256	63,004
eMemory Technology, Inc.	422	33,844
Global Unichip Corp.	569	18,235
Infineon Technologies AG - ADR	4,452	146,782
King Yuan Electronics Co. Ltd.	7,322	19,871
Lasertec Corp. - ADR	912	16,991
MediaTek, Inc.	14,025	591,994

Novatek Microelectronics Corp.	5,515	89,494
Powertech Technology, Inc.	6,719	22,794
Realtek Semiconductor Corp.	4,651	76,201
Samsung Electronics Co. Ltd.	15,185	592,872
STMicroelectronics NV	2,223	50,075
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	36,640	6,107,522
Tokyo Electron Ltd. - ADR	3,053	228,670
United Microelectronics Corp. - ADR	19,843	139,695
Vanguard International Semiconductor Corp.	6,528	18,349
		9,325,506

Shipbuilding - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	25,839	44,130

Software - 3.0%
Constellation Software, Inc.	62	223,006
Dassault Systemes SE - ADR	2,249	84,293
Descartes Systems Group, Inc. (a)	195	20,495
Sage Group PLC - ADR	890	58,882
SAP SE - ADR	3,278	957,799
WiseTech Global Ltd.	438	24,808
Xero Ltd. (a)	458	48,116
		1,417,399

Telecommunications - 4.0%
Accton Technology Corp.	4,578	85,024
Celcomdigi Bhd	22,985	20,348
Chunghwa Telecom Co. Ltd. - ADR	3,573	144,492
Etihad Etisalat Co.	3,244	54,313
Far EasTone Telecommunications Co. Ltd.	15,471	41,455
Hellenic Telecommunications Organization SA - ADR	3,570	33,290
Nokia Oyj - ADR	16,008	79,880
Saudi Telecom Co.	16,353	207,524
Singapore Telecommunications Ltd. - ADR	2,338	67,872
Taiwan Mobile Co. Ltd.	12,923	45,861
Telefonaktiebolaget LM Ericsson - ADR	10,092	83,158
Telekom Malaysia Bhd	13,861	21,844
Vodacom Group Ltd. - ADR	3,890	28,164
Xiaomi Corp. - Class B (a)(b)	148,067	953,738
		1,866,963

Transportation - 1.5%
Canadian National Railway Co.	1,781	172,143
Canadian Pacific Kansas City Ltd.	2,952	213,990
DSV A/S - ADR	1,291	136,536
InPost SA (a)	1,401	23,570
J&T Global Express Ltd. (a)	47,162	36,734
Kawasaki Kisen Kaisha Ltd.	1,549	21,176
Kuehne + Nagel International AG - ADR	662	30,432
SITC International Holdings Co. Ltd.	9,883	27,337
TFI International, Inc.	172	13,955
		675,873
TOTAL COMMON STOCKS (Cost $44,452,184)		46,050,896

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%	Shares	Value
REITs - Warehouse & Industry - 0.3%
Goodman Group	6,660	127,756
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $152,613)		127,756

RIGHTS - 0.0%(c)	Shares	Value
Auto Parts & Equipment - 0.0%(c)
Samsung SDI Co. Ltd., Expires 05/23/2025, Exercise Price $102.85 (a)	25	617
TOTAL RIGHTS (Cost $686)		617

TOTAL INVESTMENTS - 99.5% (Cost $44,605,483)		46,179,269
Other Assets in Excess of Liabilities - 0.5%		252,698
TOTAL NET ASSETS - 100.0%		$46,431,967

Percentages are stated as a percent of net assets.

AB – Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

AS – Aksjeselskap

ASA - Advanced Subscription Agreement

JSC - Public Joint Stock Company

KGaA - Kommanditgesellschaft auf Aktien

NV - Naamloze Vennootschap

OYJ - Julkinen Asakeyhtio

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Sociedad Anónima

SA de CV - Sociedad Anónima de Capital Variable

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SE - Societas Europeae

SpA - Societa per Azioni

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $1,742,370 or 3.8% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Unaudited)

April 30, 2025

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
ASSETS:
Unaffiliated investments, at value (Note 2)	$106,623	$–	$–	$49,401,009	$46,179,269
Affiliated investments, at value (Note 7)	3,860,592	1,854,769	1,512,108	–	–
Cash	122,324	66,696	51,198	123,169	184,251
Receivable for fund shares sold	1,110	1,942	2,508	–	–
Dividends receivable	–	–	–	18,488	66,732
Dividend tax reclaims receivable	–	–	–	4,107	21,612
Prepaid expenses and other assets	6,033	2,573	634	–	–
Total assets	4,096,682	1,925,980	1,566,448	49,546,773	46,451,864

LIABILITIES:
Payable to adviser (Note 4)	1,467	674	549	21,107	19,897
Payable for distribution and shareholder servicing fees	758	322	374	–	–
Total liabilities	2,225	996	923	21,107	19,897
NET ASSETS	$4,094,457	$1,924,984	$1,565,525	$49,525,666	$46,431,967

NET ASSETS CONSISTS OF:
Paid-in capital	$4,226,732	$2,012,884	$1,710,377	$45,424,827	$45,481,114
Total distributable earnings/(accumulated losses)	(132,275)	(87,900)	(144,852)	4,100,839	950,853
Total net assets	$4,094,457	$1,924,984	$1,565,525	$49,525,666	$46,431,967

Net assets	$–	$–	$–	$49,525,666	$46,431,967
Shares issued and outstanding(a)	–	–	–	1,925,000	2,100,000
Net asset value per share	$–	$–	$–	$25.73	$22.11

Institutional Class
Net assets	$1,603,169	$851,414	$283,157	$–	$–
Shares issued and outstanding(a)	83,234	46,416	15,894	–	–
Net asset value per share	$19.26	$18.34	$17.82	$–	$–

Investor Class
Net assets	$2,491,288	$1,073,570	$1,282,368	$–	$–
Shares issued and outstanding(a)	129,646	58,737	72,024	–	–
Net asset value per share	$19.22	$18.28	$17.80	$–	$–

COST:
Unaffiliated investments, at cost	$83,132	$–	$–	$44,896,463	$44,605,483
Affiliated investments, at cost	4,001,872	1,944,651	1,646,465	–	–

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (Unaudited)

For the Period Ended April 30, 2025

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$–	$–	$–	$185,255	$385,624
Dividend income from affiliated investments (Note 7)	57,753	9,540	7,492	–	–
Less: Dividend withholding taxes	–	–	–	(17,554)	(40,842)
Less: Issuance fees	–	–	–	(4,201)	(10,666)
Total investment income	57,753	9,540	7,492	163,500	334,116

EXPENSES:
Investment advisory fee (Note 4)	8,923	3,777	2,770	126,941	94,791
Distribution expenses - Investor Class	3,026	1,359	1,314	–	–
Shareholder service costs - Investor Class	1,815	816	788	–	–
Total expenses	13,764	5,952	4,872	126,941	94,791
NET INVESTMENT INCOME	43,989	3,588	2,620	36,559	239,325

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Unaffiliated investments	3,333	–	–	(304,686)	(479,029)
Affiliated investments (Note 7)	(7,261)	603	(10,603)	–	–
Foreign currency transactions	–	–	–	(10,608)	(9,116)
Net realized gain (loss)	(3,928)	603	(10,603)	(315,294)	(488,145)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,609	–	–	(2,168,776)	(450,149)
Affiliated investments (Note 7)	(117,923)	(73,542)	(124,849)	–	–
Foreign currency translation	–	–	–	445	549
Net change in unrealized appreciation (depreciation)	(101,314)	(73,542)	(124,849)	(2,168,331)	(449,600)
Net realized and unrealized gain (loss)	(105,242)	(72,939)	(135,452)	(2,483,625)	(937,745)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(61,253)	$(69,351)	$(132,832)	$(2,447,066)	$(698,420)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2030 Target Date Fund		SP Funds 2040 Target Date Fund
	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$43,989	$5,255	$3,588	$207
Net realized gain (loss)	(3,928)	97	603	2,574
Net change in unrealized appreciation (depreciation)	(101,314)	(16,475)	(73,542)	(16,340)
Net increase (decrease) in net assets from operations	(61,253)	(11,123)	(69,351)	(13,559)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(23,920)	–	(1,696)	–
From earnings - Investor Class	(35,979)	–	(3,294)	–
Total distributions to shareholders	(59,899)	–	(4,990)	–

CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	119,731	1,538,180	422,320	464,352
Reinvestments - Institutional Class	23,920	–	1,696	–
Redemptions - Institutional Class	(23,842)	–	(2,730)	–
Subscriptions - Investor Class	471,659	2,184,770	127,526	1,098,236
Reinvestments - Investor Class	35,980	–	3,294	–
Redemptions – Investor Class	(123,666)	–	(98,937)	(2,873)
Net increase (decrease) in net assets from capital transactions	503,782	3,722,950	453,169	1,559,715

NET INCREASE (DECREASE) IN NET ASSETS	382,630	3,711,827	378,828	1,546,156

NET ASSETS:
Beginning of the period	3,711,827	–	1,546,156	–
End of the period	$4,094,457	$3,711,827	$1,924,984	$1,546,156

SHARES TRANSACTIONS
Subscriptions - Institutional Class	6,124	77,106	22,378	24,097
Reinvestments - Institutional Class	1,217	–	86	–
Redemptions - Institutional Class	(1,213)	–	(145)	–
Subscriptions - Investor Class	23,541	110,635	6,641	57,177
Reinvestments - Investor Class	1,832	–	167	–
Redemptions – Investor Class	(6,362)	–	(5,100)	(148)
Total increase (decrease) in shares outstanding	25,139	187,741	24,027	81,127

(a)	Inception date of the Fund was June 28, 2024.

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$2,620	$(46)	$36,559	$65,075
Net realized gain (loss)	(10,603)	32	(315,294)	49,172
Net change in unrealized appreciation (depreciation)	(124,849)	(9,508)	(2,168,331)	6,673,124
Net increase (decrease) in net assets from operations	(132,832)	(9,522)	(2,447,066)	6,787,371

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	–	–	(165,635)	(73,888)
From earnings – Institutional Class	(478)	–	–	–
From earnings - Investor Class	(2,020)	–	–	–
Total distributions to shareholders	(2,498)	–	(165,635)	(73,888)

CAPITAL TRANSACTIONS:

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(b)
Subscriptions - ETF	–	–	12,599,555	32,825,053
ETF transactions (Note 10)	–	–	254	22
Subscriptions - Institutional Class	308,989	–	–	–
Reinvestments - Institutional Class	478	–	–	–
Redemptions - Institutional Class	(973)	–	–	–
Subscriptions - Investor Class	1,034,002	412,712	–	–
Reinvestments - Investor Class	2,020	–	–	–
Redemptions – Investor Class	(46,653)	(198)	–	–
Net increase (decrease) in net assets from capital transactions	1,297,863	412,514	12,599,809	32,825,075

NET INCREASE (DECREASE) IN NET ASSETS	1,162,533	402,992	9,987,108	39,538,558

NET ASSETS:
Beginning of the period	402,992	–	39,538,558	–
End of the period	$1,565,525	$402,992	$49,525,666	$39,538,558

SHARES TRANSACTIONS
Subscriptions - ETF	–	–	450,000	1,475,000
Subscriptions - Institutional Class	15,924	–	–	–
Reinvestments - Institutional Class	25	–	–	–
Redemptions - Institutional Class	(55)	–	–	–
Subscriptions - Investor Class	52,964	21,468	–	–
Reinvestments - Investor Class	104	–	–	–
Redemptions - Investor Class	(2,502)	(10)	–	–
Total increase (decrease) in shares outstanding	66,460	21,458	450,000	1,475,000

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was November 30, 2023.

Statements of Changes in Net Assets

	SP Funds S&P World (ex-US) ETF
	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$239,325	$154,085
Net realized gain (loss)	(488,145)	(99,934)
Net change in unrealized appreciation (depreciation)	(449,600)	2,023,786
Net increase (decrease) in net assets from operations	(698,420)	2,077,937

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(249,260)	(183,813)
Total distributions to shareholders	(249,260)	(183,813)

CAPITAL TRANSACTIONS:
Subscriptions	20,784,247	24,693,858
ETF transaction fees (Note 10)	2,010	5,408
Net increase (decrease) in net assets from capital transactions	20,786,257	24,699,266

NET INCREASE (DECREASE) IN NET ASSETS	19,838,577	26,593,390

NET ASSETS:
Beginning of the period	26,593,390	–
End of the period	$46,431,967	$26,593,390

SHARES TRANSACTIONS
Subscriptions	925,000	1,175,000
Total increase (decrease) in shares outstanding	925,000	1,175,000

(c)	Inception date of the Fund was December 19, 2023.

Financial Highlights
SP Funds 2030 Target Date Fund	Institutional

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.79	$19.95

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.24	0.03
Net realized and unrealized gain (loss) on investments(d)	(0.47)	(0.19)
Total from investment operations	(0.23)	(0.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	–
Total distributions	(0.30)	–
Net asset value, end of period	$19.26	$19.79

TOTAL RETURN(e)	-1.17%	-0.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,603	$1,526
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	2.43%	0.96%
Portfolio turnover rate(e)	4%	13%

(a)	Inception date of the Fund was August 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights
SP Funds 2030 Target Date Fund	Investor

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.76	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.20	0.07
Net realized and unrealized gain (loss) on investments(d)	(0.45)	(0.31)
Total from investment operations	(0.25)	(0.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	–
Total distributions	(0.29)	–
Net asset value, end of period	$19.22	$19.76

TOTAL RETURN(e)	-1.32%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,491	$2,186

The accompanying notes are an integral part of these financial statements.

Financial Highlights
SP Funds 2030 Target Date Fund	Investor

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	2.08%	0.96%
Portfolio turnover rate(e)	4%	13%

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights
SP Funds 2040 Target Date Fund	Institutional Class

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.07	$19.25

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.06	0.01
Net realized and unrealized gain (loss) on investments(d)	(0.73)	(0.19)
Total from investment operations	(0.67)	(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	–
Total distributions	(0.06)	–
Net asset value, end of period	$18.34	$19.07

TOTAL RETURN(e)	-3.54%	-0.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$851	$459
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	0.68%	0.20%
Portfolio turnover rate(e)	1%	–%

(a)	Inception date of the Fund was August 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights
SP Funds 2040 Target Date Fund	Investor Shares

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.06	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.03	0.00(h)
Net realized and unrealized gain (loss) on investments(d)	(0.75)	(0.94)
Total from investment operations	(0.72)	(0.94)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	–
Total distributions	(0.06)	–
Net asset value, end of period	$18.28	$19.06

TOTAL RETURN(e)	-3.81%	-4.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,074	$1,087
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.29%	0.04%
Portfolio turnover rate(e)	1%	–%

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Represents less than $0.005 per share.

Financial Highlights

SP Funds 2050 Target Date Fund	Institutional Class

For a Share Outstanding throughout the periods presented.

Period ended
April 30,
2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$19.37

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.05
Net realized and unrealized gain (loss) on investments(d)	(1.56)
Total from investment operations	(1.51)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$17.82

TOTAL RETURN(e)	-7.82%

Financial Highlights

SP Funds 2050 Target Date Fund	Institutional Class

For a Share Outstanding throughout the periods presented.

Period ended
April 30,
2025(a)
(Unaudited)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$283
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	0.78%
Portfolio turnover rate(e)	65%

(a)	Inception date of the Fund was December 18, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights

SP Funds 2050 Target Date Fund	Investor Shares

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.78	$20.00

INVESTMENT OPERATIONS: Net investment income (loss)(b)(c)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments(d)	(0.97)	(1.21)
Total from investment operations	(0.94)	(1.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	–
Total distributions	(0.04)	–
Net asset value, end of period	$17.80	$18.78

TOTAL RETURN(e)	-5.04%	-6.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,282	$403
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(f)(g)	0.37%	(0.09)%
Portfolio turnover rate(e)	65%	12%

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights

SP Funds S&P Global Technology ETF

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.81	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.06
Net realized and unrealized gain (loss) on investments(c)	(1.00)	6.81
Total from investment operations	(0.98)	6.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.06)
Total distributions	(0.10)	(0.06)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$25.73	$26.81

TOTAL RETURN(e)	-3.68%	34.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,526	$39,539
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	0.16%	0.25%
Portfolio turnover rate(e)(g)	16%	15%

(a)	Inception date of the Fund was November 30, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

SP Funds S&P World (ex-US) ETF

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.63	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.21
Net realized and unrealized gain (loss) on investments(c)	(0.52)	2.63
Total from investment operations	(0.37)	2.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.22)
Total distributions	(0.15)	(0.22)

ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$22.11	$22.63

TOTAL RETURN(e)	-1.63%	14.31%

SUPPLEMENTAL DATA AND RATIOS:

Financial Highlights

SP Funds S&P World (ex-US) ETF

For a Share Outstanding throughout the periods presented.

	Period ended April 30, 2025 (Unaudited)	Period ended October 31, 2024(a)
Net assets, end of period (in thousands)	$46,432	$26,593
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	1.39%	1.11%
Portfolio turnover rate(e)(g)	21%	30%

(a)	Inception date of the Fund was December 19, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2025

NOTE 1 – ORGANIZATION

SP Funds Trust (the “Trust”) consists of five series, SP Funds 2030 Target Date Fund (the “2030 Target Date Fund”), SP Funds 2040 Target Date Fund (the “2040 Target Date Fund”), SP Funds 2050 Target Date Fund (the “2050 Target Date Fund”), SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and SP Funds S&P World (ex-US) ETF (the “World ETF”), (each a “Fund”, and collectively, the “Funds”). The Funds are all a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on July 6, 2023, and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). ShariaPortfolio, Inc. (the “Adviser”) serves as investment adviser to the Funds and Tidal Investments LLC (“Tidal Investments” or “Sub-Adviser”) serves as sub-adviser to the Global Technology ETF and the World ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” Please see the table below for a summary of commencement and class specific information:

	Ticker	Commencement of Operations	12b-1 Fees	Shareholder Servicing Fees
2030 Target Date Fund
Investor Class	SPTAX	06/28/2024	0.25%	0.15%
Institutional Class	SPTMX	08/29/2024	N/A	N/A
2040 Target Date Fund
Investor Class	SPTBX	06/28/2024	0.25%	0.15%
Institutional Class	SPTNX	08/29/2024	N/A	N/A
2050 Target Date Fund
Investor Class	SPTCX	06/28/2024	0.25%	0.15%
Institutional Class	SPTOX	12/18/2024	N/A	N/A
Global Technology ETF
	SPTE	11/30/2023	N/A	N/A
World ETF
	SPWO	12/19/2023	N/A	N/A

The investment objective of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund is to seek a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation. The investment objective of the Global Technology ETF is to seek to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Shariah Technology Index”). The investment objective of the World ETF is to seek to track the performance, before fees and expenses, of the S&P DM Ex-U.S. & EM 50/50 Shariah Index (the “Shariah World Index”) (each an “Index”, and collectively, the “Indices”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITS”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”,listed on a securities exchange, market or automated quotation system for which quotationsare readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2025:

SP Funds 2030 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,967,215	$—	$—	$3,967,215
Total Assets	$3,967,215	$—	$—	$3,967,215

SP Funds 2040 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,854,769	$—	$—	$1,854,769
Total Assets	$1,854,769	$—	$—	$1,854,769

SP Funds 2050 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,512,108	$—	$—	$1,512,108
Total Assets	$1,512,108	$—	$—	$1,512,108

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$49,401,009	$—	$—	$49,401,009
Total Assets	$49,401,009	$—	$—	$49,401,009

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

SP Funds S&P World (ex-US) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$45,975,945	$74,951	$—	$46,050,896
Real Estate Investment Trusts – Common	127,756	—	—	127,756
Rights	617	—	—	617
Total Assets	$46,104,318	$74,951	$—	$46,179,269

Refer to the Schedules of Investments for industry classifications.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Funds to comply with the provisions of the Code applicable to RICs and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98 .2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect the risk of loss to be remote.

I.	Cash. Cash includes non-interest bearing and non-restricted cash with one institution.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, that Fund will take such steps as set forth in the Program.

K.	Organizational and Offering Costs. All organizational and offering costs for the Trust and the Funds will be borne by the Adviser. The Trust and the Funds do not have an obligation to reimburse the Adviser for organization and offering costs paid on their behalf.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk (only applicable to the World ETF). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. Accordingly, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.	Currency Risk. Because the Funds’ NAVs are determined in U.S. dollars, the Funds’ NAVs could decline if the currency of a non-U.S. market in which the Funds invest depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Funds’ NAVs may change quickly and without warning.

C.	Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

D.	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Index is composed of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

E.	Exchange Traded Fund (“ETF”) Risks (only applicable to the ETFs).

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, purchases and redemptions of Shares for cash may cause the Fund to incur brokerage costs and those costs could be imposed on the Funds, thus decreasing the Funds’ NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F.	Foreign Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on their investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAVs may change at times when Shares cannot be sold.

G.	General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

H.	Geographic Investment Risk. To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

I.	Information Technology Sector Risk. Certain underlying funds are expected to have material exposure in the information technology sector. To the extent the Funds are invested in such underlying funds, market, or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of information technology companies and companies that rely heavily

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

J.	Mid-and-Large-Capitalization Companies Risk. Mid-and large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Mid-and large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

K.	Models and Data Risk. The composition of the Indices are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from an Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Indices reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

L.	Non-Diversified Fund Risk. Each Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual security will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

M.	Passive Investment Risk (only applicable to the ETFs). The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

N.	Recently Organized Fund Risk. The Funds are recently organized management investment companies with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.

O.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Shariah,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Shariah principles preclude the use of interest-paying instruments, cash reserves do not earn income. To the extent that securities become non-compliant following purchase, such securities may be held for a temporary period of time. Additionally, certain companies that meet Shariah screens may nevertheless generate dividend income that is subject to purification.

P.	Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, including during its initial investment period, or may hold securities not included in the Index.

Q.	Underlying Index Risk (only applicable to the ETFs). Neither the Adviser nor the S&P Dow Jones Indices LLC (the “Index Provider”) is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. Pursuant to this agreement, the Adviser is responsible for the general management and administration of the Funds, including investment selection, portfolio management, and compliance with each Fund’s investment objectives and policies, subject to the oversight of the Board. The Adviser directly manages the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

Fund, overseeing their investment strategy, asset allocation, and periodic rebalancing. For the Global Technology ETF and World ETF, the Adviser retains full responsibility for investment strategy and portfolio oversight but has engaged Tidal Investments LLC (the “Sub-Adviser”) under a Trading Services Sub-Advisory Agreement (the “Sub-Advisory Agreement”) to handle trade execution and broker-dealer selection. The Sub-Adviser does not provide investment management services and operates solely under the direction of the Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the Fund’s average daily net assets. This fee covers substantially all expenses necessary for the operation of the Funds, including transfer agency, custody, fund administration, legal and audit services, and compliance oversight. However, certain expenses, (collectively, “Excluded Expenses”) remain the responsibility of the Funds, including interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses. The Investment Advisory Fees for the Funds are as follows:

Fund	Investment Advisory Fee
2030 Target Date Fund	0.45%
2040 Target Date Fund	0.45%
2050 Target Date Fund	0.45%
Global Technology ETF	0.55%
World ETF	0.55%

Pursuant to the Sub-Advisory Agreement for the Global Technology ETF and World ETF, the Adviser compensates the Sub-Adviser for its trading services (the “Sub-Advisory Fee”). The Sub-Advisory Fees paid by the Adviser to the Sub-Adviser are as follows:

Fund	Sub-Advisory Fee
Global Technology ETF	0.03%
World ETF	0.03%

There are no Sub-Advisory Fees for the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, as all investment management responsibilities remain with the Adviser. The Adviser manages both the Global Technology ETF and World ETF and the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, ensuring that each Fund adheres to its respective investment strategy. For the Global Technology ETF and World ETF, the Adviser ensures that the portfolios accurately track their respective indices while maintaining compliance with Sharia-compliant investment principles. The Sub-Adviser is responsible only for trade execution, implementing the Adviser’s trading decisions in accordance with regulatory requirements. For the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, the Adviser directly oversees strategic asset allocation, adjusting exposures over time in a glide path strategy that shifts from growth-oriented investments to more conservative allocations as the target date approaches. Across all Funds, the Adviser ensures strict adherence to Sharia-compliant investment principles, which include screening companies for financial and business activity compliance, excluding prohibited industries such as alcohol, gambling, and conventional financial services, and managing investments in accordance with Islamic finance principles. Investment Advisory Fees incurred are calculated and paid monthly to the Adviser. For the Global Technology ETF and World ETF, the Adviser also compensates the Sub-Adviser monthly for trading execution services. Investment Advisory Fees for the period ended April 30, 2025, are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Board has adopted two separate Distribution (Rule 12b-1) Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, one for the Target Date 2030, Target Date 2040 and Target Date 2050 Funds, and one for the Global Technology ETF and World ETF. Under the Plan for the Target Date 2030, Target Date 2040, and Target Date 2050 Funds, these Funds are to pay an amount up to 0.25% of their Investor Class average daily net assets each year to pay distribution

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

fees for the sale and distribution of their Shares. The Plan adopted for the Global Technology ETF and World ETF has not been activated, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges. No distribution fees are paid by Institutional Class shares.

The 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Funds have adopted a shareholder services plan on behalf of their Investor Class Shares. Under a shareholder services plan, the Funds’ Investor Class shares may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients. Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Providers’ affiliates and subsidiaries as compensation for such services as are described herein.

Certain officers and trustees of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$855,759	$154,096
2040 Target Date Fund	468,289	22,105
2050 Target Date Fund	2,039,264	779,249
Global Technology ETF	9,619,214	7,248,385
World ETF	24,268,466	7,180,073

There were no purchases or sales of long-term U.S. government securities for the period ended April 30, 2025.

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

Fund	Purchases	Sales
2030 Target Date Fund	$—	$—
2040 Target Date Fund	—	—
2050 Target Date Fund	—	—
Global Technology ETF	10,396,827	—
World ETF	3,431,576	—

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The 2030 Target Date Fund had the following investments in affiliates during the period ended April 30, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$340,766	$59,476	$-	$(72,525)	$-	$309,329	11,934	$1,413	$(14,015)	$(4,373)
SP Funds S&P World (ex-US) ETF	172,035	140,211	-	(3,409)	-	303,723	13,730	1,463	(5,044)	(70)
SP Funds Dow Jones Global Sukuk ETF	1,548,340	442,948	--		-	1,989,709	109,868	43,246	(1,579)	-
SP Funds S&P Global REIT Sharia ETF	349,212	79,656	--		-	392,457	20,732	8,271	(36,411)	-
SP Funds S&P 500 Sharia Industry Exclusions ETF	867,655	120,488	-	(59,077)	-	865,374	22,390	3,360	(60,874)	(2,818)
Total	$3,278,008	$842,779	$-	$(135,011)	$-	$3,860,592	178,654	$57,753	$(117,923)	$(7,261)

The 2040 Target Date Fund had the following investments in affiliates during the period ended April 30, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$576,777	$81,023	$-	$-	$-	$634,470	24,478	$2,249	$(23,330)	$-
SP Funds S&P World (ex-US) ETF	149,307	235,116	-	(3,297)	-	377,541	17,067	1,348	(3,578)	(7)
SP Funds S&P 500 Sharia Industry Exclusions ETF	602,461	106,892	-	(13,665)	-	656,663	16,990	2,280	(39,832)	807
SP Funds Dow Jones Global Sukuk ETF	77,222	18,935	-	(1,612)	-	94,625	5,225	1,951	132	(52)
SP Funds S&P Global REIT Sharia ETF	75,757	26,322	-	(3,530)	-	91,470	4,832	1,712	(6,934)	(145)
Total	$1,481,524	$468,288	$-	$(22,104)	$-	$1,854,769	68,592	$9,540	$(73,542)	$603

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

The 2050 Target Date Fund had the following investments in affiliates during the period ended April 30, 2025:

Security Name	Market Value as of October 31, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$150,879	$769,056	$-	$(344,158)	$-	$517,260	19,956	$1,720	$(52,966)	$(5,551)
SP Funds S&P World (ex-US) ETF	39,058	349,663	-	(77,220)	-	307,793	13,914	1,078	(3,028)	(680)
SP Funds S&P 500 Sharia Industry Exclusions ETF	157,599	771,680	-	(325,781)	-	535,341	13,851	1,801	(64,910)	(3,247)
SP Funds Dow Jones Global Sukuk ETF	20,190	74,429	-	(17,913)	-	77,149	4,260	1,525	893	(450)
SP Funds S&P Global REIT Sharia ETF	19,819	74,436	-	(14,177)	-	74,565	3,939	1,368	(4,838)	(675)
Total	$387,545	$2,039,264	$-	$(779,249)	$-	$1,512,108	55,920	$7,492	$(124,849)	$(10,603)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2025 (estimated), were as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology	World ETF
Ordinary income	$59,899	$4,990	$2,498	$165,635	$249,260

The tax character of distributions paid during the period ended October 31, 2024, were as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology	World ETF
Ordinary income	$-	$-	$-	$73,888	$183,813
Long-term capital gain	-	-	-	-	-
Return of capital	-	-	-	-	-
Total distributions paid	$-	$-	$-	$73,888	$183,813

As of October 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology ETF	World ETF
Investments, at cost	$3,392,074	$1,497,556	$397,592	$32,502,874	$24,687,880
Gross tax unrealized appreciation	29,675	9,496	1,963	8,075,672	3,304,156
Gross tax unrealized depreciation	(50,956)	(25,528)	(12,010)	(1,463,216)	(1,405,472)
Net tax unrealized appreciation (depreciation)	(21,281)	(16,032)	(10,047)	6,612,456	1,898,684
Undistributed ordinary income	10,158	2,473	525	101,282	-
Undistributed long-term capital gain (loss)	-	-	-	-	-
Total distributable earnings/(accumulated l)	10,158	2,473	525	101,282	-
Other accumulated gain (loss)	-	-	-	(198)	(151)
Total distributable earnings/(accumulated l)	$(11,123)	$(13,559)	$(9,522)	$6,713,540	$1,898,533

The temporary differences between book basis and tax basis in the Funds were primarily attributable to the treatment of wash sales, non-REIT return of capital, and PFIC mark-to-markets.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

April 30, 2025

Net capital losses incurred after November 30 and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2024, the Funds did not defer any post-October losses.

As of October 31, 2024, the Funds did not have any unused capital loss carryforward.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2025, Charles Schwab owned, as record shareholder, 100% of the outstanding shares of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 10 – SHARES TRANSACTIONS

The Global Technology ETF and the World ETF (ex-US) ETF (each an “ETF”, and collectively, the “ETFs”) list and trade their shares on the Exchange. Market prices for the shares may be different from their NAV. The ETFs issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each ETF currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the Global Technology ETF and $2,500 for the World ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the ETFs’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the ETFs for transaction costs associated with the cash transactions. Variable fees received by the ETFs, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the ETFs have equal rights and privileges.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. The unitary management fees paid are included in the Statements of Operations.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SP Funds Trust

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 6, 2025

By (Signature and Title)*	/s/ Glenn Vitale
Glenn Vitale, Treasurer/Principal Financial Officer

Date	July 4, 2025

* Print the name and title of each signing officer under his or her signature.